Consolidated statements of income and other comprehensive income - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
OPERATING REVENUES
Service	$ 12,400	$ 11,882
Equipment	2,189	2,213
Revenues arising from contracts with customers	14,589	14,095
Other operating income	69	273
Total	14,658	14,368
OPERATING EXPENSES
Goods and services purchased	6,070	6,368
Employee benefits expense	3,034	2,896
Depreciation	1,929	1,669
Amortization of intangible assets	648	598
Total	11,681	11,531
OPERATING INCOME	2,977	2,837
Financing costs	733	661
INCOME BEFORE INCOME TAXES	2,244	2,176
Income taxes	468	552
NET INCOME	1,776	1,624
Items that may subsequently be reclassified to income
Change in unrealized fair value of derivatives designated as cash flow hedges	84	(18)
Foreign currency translation adjustment arising from translating financial statements of foreign operations	20	(30)
Total items that may be reclassified to income	104	(48)
Items never subsequently reclassified to income
Change in measurement of investment financial assets	12	(1)
Employee defined benefit plan re-measurements	(338)	333
Items never subsequently reclassified to income	(326)	332
Total	(222)	284
COMPREHENSIVE INCOME	1,554	1,908
NET INCOME ATTRIBUTABLE TO:
Common Shares	1,746	1,600
Non-controlling interests	30	24
NET INCOME	1,776	1,624
COMPREHENSIVE INCOME ATTRIBUTABLE TO:
Common Shares	1,516	1,898
Non-controlling interests	38	10
COMPREHENSIVE INCOME	$ 1,554	$ 1,908
NET INCOME PER COMMON SHARE
Basic	$ 2.90	$ 2.68
Diluted	$ 2.90	$ 2.68
TOTAL WEIGHTED AVERAGE COMMON SHARES OUTSTANDING
Basic	602	597
Diluted	602	597